Events after reporting period - Additional Information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands																									1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					13 Months Ended
	Apr. 07, 2026 USD ($)	Feb. 28, 2026 USD ($) shares	Feb. 02, 2026 USD ($)	Jan. 29, 2026 USD ($) shares	Jan. 20, 2026 USD ($) shares	Dec. 11, 2025	Nov. 26, 2025	Oct. 28, 2025 shares	Aug. 01, 2025 USD ($)	Jun. 04, 2025 shares	Apr. 10, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 06, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 BRL (R$) shares	Jan. 17, 2025 shares	Dec. 23, 2024	May 16, 2024 shares	Apr. 01, 2024 shares	Feb. 28, 2024 shares	Jan. 10, 2024 shares	Nov. 30, 2023 shares	Nov. 01, 2023 USD ($)	Jun. 15, 2023 shares	Apr. 30, 2026 USD ($)	Feb. 28, 2026 USD ($) shares	Mar. 05, 2026 USD ($)	Mar. 31, 2026	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Apr. 24, 2026 USD ($)	Apr. 01, 2026 USD ($)	Feb. 02, 2026 BRL (R$)	Jan. 02, 2026 USD ($)	Jan. 02, 2026 BRL (R$)	Feb. 25, 2025 USD ($) $ / shares	Jul. 01, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value																							$ 46,063
Contingent consideration recognised as of acquisition date																							29,122						$ 121,238	$ 65,975		$ 121,238			$ 121,238
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities																							$ 6,633							1,078		112,164		$ 6,633
Acquisition of software and computer programs																														$ 4,378		$ 4,679		$ 992
Number of shares issued (in shares) | shares																													153,586,168	159,468,552		153,586,168		148,253,938	153,586,168
Gross obligation under put option																													$ 18,258	$ 92,926		$ 18,258		$ 24,577	$ 18,258
Payment Of Acquisition Payable																														$ 48,694		86,167		$ 14,684
Igah IV
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary																	42.92%																		29.72%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control														$ 500	R$ 2,900												$ 1,300					$ 800	R$ 4,100
Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares) | shares								1,556		1,377,266		812,702		2,423,546	2,423,546	1,246,846		740,634		595,898		378,267		682,741		747,898			323,600
Number of shares issued (in shares) | shares																													60,640,738	66,523,122		60,640,738		55,308,508	60,640,738
Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares																																									$ 0.15
Subsequent Event | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares) | shares																										747,898
Dividends | Patria Holdings Ltd
Disclosure of non-adjusting events after reporting period [line items]
Dividend payables																																									$ 24,100
Solis Investimentos in Brazil
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary							51.00%
Solis Investimentos in Brazil | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value																																							$ 40,100	R$ 220,700
Proportion of payment for acquisition of shareholding in the subsidiary																												76.00%
RBR Gestão de Recursos in Brazil
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						100.00%
RBR Gestão de Recursos in Brazil | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value			$ 86,700																																			R$ 478,900
Proportion of payment for acquisition of shareholding in the subsidiary			26.00%
WP Global Partners in the United States of America [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			100.00%
WP Global Partners in the United States of America [Member] | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value																																					$ 30,000
Contingent consideration recognised as of acquisition date																																					$ 50,000
Payments from changes in ownership interests in subsidiaries that do not result in loss of control																									$ 15,000
VBI
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value																																										$ 16,861
Contingent consideration recognised as of acquisition date																																										$ 4,707
Stock issued during period, shares, new issues (in shares) | shares																			337,992
Gross obligation under put option																													$ 0	$ 81,588		$ 0		$ 0	$ 0
VBI | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																													64,300	39,600		64,300			64,300
Stock issued during period, shares, new issues (in shares) | shares				1,074,339	1,074,339
Payment Of Acquisition Payable				$ 2,800	$ 15,900
VBI | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date					$ 15,900
Nexus | 2027
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																													6,100	4,800		6,100			6,100
Nexus | Subsequent Event | 2027
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date				5,100
Funds of Genial Gestão and Plural Gestão de Recursos | Management Right
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of software and computer programs				$ 5,100																										5,900	R$ 31,600
Moneda [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross obligation under put option																													28,700			28,700			28,700
Moneda [Member] | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares) | shares																					1,879,977
Number of shares issued (in shares) | shares														2,423,546	2,423,546
GPMS
Disclosure of non-adjusting events after reporting period [line items]
Gross obligation under put option																													12,300	6,400		12,300			12,300
GPMS | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of software and computer programs		$ 6,000
Gross obligation under put option		$ 1,000																								$ 1,000
GPMS | Subsequent Event | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares		65,905																								65,905
Blue Macaw
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																														7,500
Payments from changes in ownership interests in subsidiaries that do not result in loss of control									$ 500		$ 1,000
Blue Macaw | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 2,200
Aberdeen [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																													$ 44,600	$ 29,000		$ 44,600			$ 44,600
Payment Of Acquisition Payable													$ 20,100
Aberdeen [Member] | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																																				$ 29,500